STOCK-BASED COMPENSATION - Stock-based compensation expense (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
STOCK-BASED COMPENSATION
Total stock-based compensation	¥ (85,316)	$ (12,017)	¥ 3,128,742	¥ 7,764,448	$ 1,223,094	¥ 76,756,500
Research and development expenses
STOCK-BASED COMPENSATION
Total stock-based compensation	(1,015,055)	(142,970)	492,764	975,171	153,614	4,200,464
General and administrative expenses
STOCK-BASED COMPENSATION
Total stock-based compensation	¥ 929,739	$ 130,953	¥ 2,635,978	¥ 6,789,277	$ 1,069,481	72,501,943
Selling expenses
STOCK-BASED COMPENSATION
Total stock-based compensation						¥ 54,093